Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Liabilities

		December 31, 2022	December 31, 2021
	Note	$	$
Cash-settled share-based compensation	22	60.4	62.0
Other		8.8	10.5
		69.2	72.5
Less current portion		36.0	34.5
Long-term portion		33.2	38.0